Disclosure of information on segments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information on segments [Line Items]
Assets	$ 4,217,221	$ 4,332,813	$ 4,266,415
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Assets	15,369,524	15,614,979	15,522,247
Elimination of assets of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Assets	(9,963,853)	(10,090,873)	(10,016,003)
Elimination of equity pick up investments of the subsidiaries and associates of the Parent company [Member]
Disclosure of information on segments [Line Items]
Assets	(1,184,240)	(1,186,783)	(1,047,758)
Elimination of intercompany receivables [Member]
Disclosure of information on segments [Line Items]
Assets	(32,444)	(32,769)	(192,958)
Elimination of intersegment other assets amount [Member]
Disclosure of information on segments [Line Items]
Assets	$ 28,234	$ 28,259	$ 887